SEGMENT, CUSTOMER AND GEOGRAPHIC INFORMATION (Details 2) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Long-Lived Assets	$ 9,394	$ 11,109	$ 13,975
Israel [Member]
Long-Lived Assets	6,684	6,692	9,793
Argentina [Member]
Long-Lived Assets	659	952	1,143
Mexico [Member]
Long-Lived Assets	335	465	449
Brazil [Member]
Long-Lived Assets	1,275	2,481	2,582
South Africa [Member]
Long-Lived Assets	436	513	0
Other [Member]
Long-Lived Assets	$ 5	$ 6	$ 8